UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2020—February 28, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   February 28, 2021
Vanguard CMT Funds
Vanguard Market Liquidity Fund
Vanguard Municipal Cash Management Fund

Contents
About Your Fund’s Expenses	1
Market Liquidity Fund	3
Municipal Cash Management Fund	16

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2021
	Beginning Account Value 8/31/2020	Ending Account Value 2/28/2021	Expenses Paid During Period
Based on Actual Fund Return
Market Liquidity Fund	$1,000.00	$1,000.60	$0.02
Municipal Cash Management Fund	1,000.00	1,000.40	0.05
Based on hypothetical 5% yearly return
Market Liquidity Fund	$1,000.00	$1,024.77	$0.03
Municipal Cash Management Fund	1,000.00	1,024.75	0.05
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratio for that period are 0.005% for Market Liquidity Fund, and 0.01% for Municipal Cash Management Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Market Liquidity Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2021
1 - 7 Days	20.6%
8 - 30 Days	25.2
31 - 60 Days	25.2
61 - 90 Days	20.6
91 - 180 Days	8.4

Market Liquidity Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (72.4%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.060%	3/1/21	400,000	400,049
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.060%	3/1/21	68,000	68,010
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.070%	3/1/21	28,000	28,006
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.075%	3/1/21	299,000	299,065
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	185,000	185,045
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	124,000	124,040
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.080%	3/1/21	50,000	50,005
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.100%	3/1/21	75,000	75,032
[2]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.100%	3/2/21	81,000	81,002
	Federal Farm Credit Discount Notes	0.112%	3/22/21	20,000	20,000
	Federal Home Loan Banks	0.100%	3/1/21	1,000,000	1,000,007
	Federal Home Loan Banks	0.110%	3/1/21	112,000	112,001
	Federal Home Loan Banks	0.100%	3/2/21	250,000	250,000
	Federal Home Loan Banks	0.110%	4/26/21	149,000	149,014
	Federal Home Loan Banks Discount Notes	0.095%	3/2/21	228,000	228,000
	Federal Home Loan Banks Discount Notes	0.096%	3/3/21	146,000	146,000
	Federal Home Loan Banks Discount Notes	0.051%–0.096%	3/5/21	194,492	194,491
	Federal Home Loan Banks Discount Notes	0.086%–0.090%	3/10/21	302,000	301,998
	Federal Home Loan Banks Discount Notes	0.091%–0.107%	3/17/21	763,358	763,348
	Federal Home Loan Banks Discount Notes	0.107%–0.117%	3/19/21	333,858	333,853
	Federal Home Loan Banks Discount Notes	0.061%	3/22/21	126,000	125,998
	Federal Home Loan Banks Discount Notes	0.061%	3/23/21	126,000	125,998
	Federal Home Loan Banks Discount Notes	0.110%	3/24/21	250,000	249,995
	Federal Home Loan Banks Discount Notes	0.072%	3/25/21	218,450	218,446
	Federal Home Loan Banks Discount Notes	0.032%–0.127%	4/7/21	389,000	388,984
	Federal Home Loan Banks Discount Notes	0.041%–0.132%	4/9/21	505,000	504,978
	Federal Home Loan Banks Discount Notes	0.028%	4/13/21	240,000	239,988
	Federal Home Loan Banks Discount Notes	0.029%–0.127%	4/14/21	519,000	518,975
	Federal Home Loan Banks Discount Notes	0.029%–0.122%	4/16/21	358,830	358,812
	Federal Home Loan Banks Discount Notes	0.034%	4/19/21	288,000	287,984
	Federal Home Loan Banks Discount Notes	0.033%	4/20/21	83,500	83,495
	Federal Home Loan Banks Discount Notes	0.035%–0.122%	4/21/21	358,000	357,980
	Federal Home Loan Banks Discount Notes	0.033%	4/22/21	200,000	199,988
	Federal Home Loan Banks Discount Notes	0.112%–0.117%	4/23/21	257,000	256,985
[2]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	188,000	187,997
[2]	Federal Home Loan Banks, SOFR + 0.015%	0.035%	3/1/21	106,000	105,998

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.020%	0.040%	3/1/21	250,000	250,002
[2]	Federal Home Loan Banks, SOFR + 0.040%	0.060%	3/19/21	375,000	375,005
[2]	Federal Home Loan Banks, SOFR + 0.045%	0.065%	3/1/21	50,000	50,005
[2]	Federal Home Loan Banks, SOFR + 0.045%	0.065%	3/29/21	44,000	44,001
[2]	Federal Home Loan Banks, SOFR + 0.050%	0.070%	3/1/21	350,000	350,029
[2]	Federal Home Loan Banks, SOFR + 0.050%	0.070%	3/1/21	59,000	59,006
[2]	Federal Home Loan Banks, SOFR + 0.055%	0.075%	3/1/21	183,500	183,515
[2]	Federal Home Loan Banks, SOFR + 0.070%	0.090%	3/1/21	193,000	193,012
[2]	Federal Home Loan Banks, SOFR + 0.075%	0.095%	3/1/21	76,000	76,013
[2]	Federal Home Loan Banks, SOFR + 0.075%	0.095%	3/1/21	69,000	69,017
[2]	Federal Home Loan Banks, SOFR + 0.080%	0.100%	3/1/21	461,000	461,200
[2]	Federal Home Loan Banks, SOFR + 0.080%	0.100%	3/4/21	101,000	101,001
[2]	Federal Home Loan Banks, SOFR + 0.085%	0.105%	3/1/21	150,000	150,075
[2]	Federal Home Loan Banks, SOFR + 0.095%	0.115%	3/1/21	62,000	62,041
[2]	Federal Home Loan Banks, SOFR + 0.115%	0.135%	3/12/21	250,000	250,008
[2]	Federal Home Loan Banks, SOFR + 0.130%	0.150%	3/1/21	26,000	26,009
[2]	Federal Home Loan Banks, SOFR + 0.130%	0.150%	3/11/21	321,000	321,010
[2]	Federal Home Loan Banks, SOFR + 0.135%	0.155%	3/10/21	96,000	96,003
[2]	Federal Home Loan Banks, SOFR + 0.140%	0.160%	3/1/21	104,000	104,144
[2]	Federal Home Loan Banks, SOFR + 0.160%	0.180%	3/1/21	291,000	291,084
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.050%	0.070%	3/5/21	22,000	22,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.115%	3/1/21	133,000	133,105
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.115%	3/1/21	100,000	99,988
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.120%	3/1/21	212,273	212,263
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.165%	3/1/21	416,000	416,378
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.165%	3/1/21	150,000	150,137
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.150%	0.170%	3/1/21	56,000	56,069
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.210%	3/1/21	615,000	616,184
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.200%	0.220%	3/1/21	41,000	41,073
[2,3]	Federal National Mortgage Association, SOFR + 0.075%	0.095%	3/1/21	153,500	153,525
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.120%	3/1/21	111,000	111,048
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.120%	3/11/21	214,000	214,005
[2,3]	Federal National Mortgage Association, SOFR + 0.110%	0.130%	3/1/21	17,000	17,014
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.140%	3/1/21	83,000	83,090
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.140%	3/16/21	43,000	43,002
[2,3]	Federal National Mortgage Association, SOFR + 0.130%	0.150%	3/1/21	455,500	455,649
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	0.160%	3/1/21	132,500	132,586
[2,3]	Federal National Mortgage Association, SOFR + 0.180%	0.200%	3/1/21	175,000	175,326
[2,3]	Federal National Mortgage Association, SOFR + 0.190%	0.210%	3/1/21	138,000	138,270
	U.S. Cash Management Bill	0.085%	4/15/21	1,000,000	999,956
	U.S. Cash Management Bill	0.082%	5/11/21	1,000,000	999,921
	U.S. Cash Management Bill	0.072%	5/18/21	1,000,000	999,924
	U.S. Cash Management Bill	0.088%	6/8/21	1,000,000	999,876
	U.S. Cash Management Bill	0.088%	6/22/21	1,250,000	1,249,823
	U.S. Treasury Bill	0.092%	3/2/21	1,500,000	1,499,999
	U.S. Treasury Bill	0.083%	3/4/21	2,416,000	2,415,995
	U.S. Treasury Bill	0.086%–0.103%	3/9/21	2,250,000	2,249,985
	U.S. Treasury Bill	0.099%	3/11/21	2,500,000	2,499,979
	U.S. Treasury Bill	0.082%	3/16/21	1,500,000	1,499,981
	U.S. Treasury Bill	0.095%	3/18/21	1,250,000	1,249,979
	U.S. Treasury Bill	0.074%–0.117%	3/23/21	4,000,000	3,999,914
	U.S. Treasury Bill	0.089%–0.105%	3/25/21	850,000	849,980

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Treasury Bill	0.061%–0.112%	3/30/21	3,750,000	3,749,894
	U.S. Treasury Bill	0.093%	4/1/21	1,500,000	1,499,955
	U.S. Treasury Bill	0.026%–0.082%	4/6/21	2,450,000	2,449,914
	U.S. Treasury Bill	0.080%–0.088%	4/8/21	2,500,000	2,499,908
	U.S. Treasury Bill	0.033%–0.086%	4/13/21	1,325,274	1,325,219
	U.S. Treasury Bill	0.028%–0.086%	4/20/21	1,328,400	1,328,335
	U.S. Treasury Bill	0.090%	4/22/21	1,500,000	1,499,924
	U.S. Treasury Bill	0.037%–0.086%	4/27/21	769,600	769,551
	U.S. Treasury Bill	0.037%–0.086%	4/27/21	190,450	190,438
	U.S. Treasury Bill	0.079%–0.095%	4/29/21	2,600,000	2,599,851
	U.S. Treasury Bill	0.064%–0.085%	5/6/21	3,000,000	2,999,807
	U.S. Treasury Bill	0.034%–0.090%	5/13/21	3,000,000	2,999,757
	U.S. Treasury Bill	0.040%–0.090%	5/20/21	2,650,000	2,649,764
	U.S. Treasury Bill	0.029%–0.075%	5/27/21	5,000,000	4,999,516
	U.S. Treasury Bill	0.050%	6/17/21	1,500,000	1,499,820
	U.S. Treasury Bill	0.043%	6/29/21	1,000,000	999,850
	U.S. Treasury Bill	0.100%	7/1/21	500,000	499,932
	U.S. Treasury Bill	0.095%	7/22/21	1,000,000	999,821
	U.S. Treasury Bill	0.045%	8/26/21	500,000	499,876
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.079%	3/2/21	800,000	800,042
Total U.S. Government and Agency Obligations (Cost $74,174,053)					74,180,945
Certificates of Deposit (13.5%)
	Bank of Montreal	0.230%	4/1/21	200,000	200,015
	Bank of Montreal	0.170%	4/19/21	500,000	500,000
	Bank of Montreal	0.140%	5/13/21	350,000	349,978
	Bank of Montreal	0.140%	5/24/21	250,000	249,982
	Bayerische Landesbank NY	0.005%	3/5/21	400,000	400,006
	Bayerische Landesbank NY	0.180%	3/26/21	300,000	300,014
	Bayerische Landesbank NY	0.180%	3/30/21	150,000	150,008
	Bayerische Landesbank NY	0.240%	4/9/21	500,000	500,041
	Bayerische Landesbank NY	0.210%	4/12/21	500,000	500,025
	Bayerische Landesbank NY	0.190%	5/3/21	300,000	300,011
	Bayerische Landesbank NY	0.150%	6/1/21	250,000	250,079
	Canadian Imperial Bank	0.070%	3/1/21	500,000	500,003
	Commonwealth Bank of Australia	0.140%	5/17/21	170,000	169,989
	Credit Agricole	0.140%	6/1/21	250,000	250,072
	DG Bank (New York Branch)	0.150%	4/6/21	94,075	94,073
	DG Bank (New York Branch)	0.160%	4/21/21	100,000	99,999
	DG Bank (New York Branch)	0.160%	4/22/21	200,000	199,997
	Digibank NY	0.140%	4/5/21	39,220	39,219
	DNB Bank ASA	0.080%	3/3/21	650,000	649,996
	DNB Bank ASA	0.080%	3/4/21	540,000	539,996
	DNB Bank ASA	0.145%	5/3/21	200,000	199,991
	DNB Bank ASA	0.140%	5/20/21	400,000	399,972
	DNB Bank ASA	0.140%	6/1/21	250,000	249,967
	Landesbank Hessen-Thueringen Girozentrale	0.110%–0.170%	3/1/21	600,000	600,002
	Landesbank Hessen-Thueringen Girozentrale	0.160%	3/8/21	300,000	300,003
	Landesbank Hessen-Thueringen Girozentrale	0.160%	3/11/21	550,000	550,008
	Landesbank Hessen-Thueringen Girozentrale	0.150%	3/19/21	275,000	275,005
	Landesbank Hessen-Thueringen Girozentrale	0.150%	3/24/21	375,000	375,008
	Landesbank Hessen-Thueringen Girozentrale	0.130%	4/1/21	400,000	399,985
	Natixis NY	0.150%	5/20/21	500,000	499,977
	Nordea Bank Abp	0.140%	5/24/21	300,000	299,978
	Royal Bank of Canada	0.210%	3/18/21	500,000	500,026
	Royal Bank of Canada	0.230%	4/1/21	500,000	500,028
	Skandinaviska Enskilda Banken AB	0.150%	4/27/21	300,000	299,990
	Skandinaviska Enskilda Banken AB	0.150%	5/3/21	250,000	249,991
	Skandinaviska Enskilda Banken AB	0.140%	5/18/21	350,000	349,977
	Skandinaviska Enskilda Banken AB	0.140%	6/1/21	500,000	499,934
	Toronto-Dominion Bank	0.210%	3/5/21	250,000	250,004
	Toronto-Dominion Bank	0.250%	3/24/21	150,000	150,014

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toronto-Dominion Bank	0.260%	4/1/21	550,000	550,047
	Westpac Banking Corp.	0.140%	5/24/21	150,000	149,989
Total Certificates of Deposit (Cost $13,893,288)					13,893,399
Commercial Paper (15.9%)
[4,5]	ABN Amro Funding USA LLC	0.160%	4/23/21	100,000	99,975
[4,5]	ABN Amro Funding USA LLC	0.150%	5/3/21	125,000	124,962
	JP Morgan Securities LLC	0.200%	3/15/21	100,000	99,992
	JP Morgan Securities LLC	0.200%	3/18/21	250,000	249,976
	JP Morgan Securities LLC	0.122%	3/26/21	500,000	499,930
	JP Morgan Securities LLC	0.122%	4/1/21	500,000	499,914
	Toyota Motor Credit Corp.	0.100%	4/20/21	50,000	49,991
[4,5]	Australia & New Zealand Banking Group Ltd.	0.216%	3/24/21	250,000	249,978
[4,5]	Australia & New Zealand Banking Group Ltd.	0.145%–0.147%	4/27/21	487,650	487,543
[4,5]	Barclays Bank plc	0.101%	3/1/21	275,000	274,997
[4,5]	Barclays Bank plc	0.101%–0.112%	3/2/21	274,000	273,996
[4,5]	Barclays Bank plc	0.112%	3/3/21	175,000	174,997
[4,5]	Barclays Bank plc	0.091%	3/9/21	100,000	99,996
[4,5]	Barclays Bank plc	0.122%	3/11/21	200,000	199,990
[4,5]	Barclays Bank plc	0.101%–0.122%	3/17/21	350,000	349,972
[4,5]	Barclays Bank plc	0.122%	3/22/21	100,000	99,990
[4,5]	Barclays Bank plc	0.108%–0.112%	4/1/21	405,000	404,938
[4,5]	BNG Bank NV	0.090%	3/18/21	200,000	199,986
[4,5]	BNG Bank NV	0.110%	4/7/21	100,000	99,985
[4,5]	BNG Bank NV	0.100%	5/3/21	250,000	249,935
[4,5]	BPCE SA	0.170%	4/6/21	500,000	499,907
	Caisse d’Amortissement de la Dette Sociale	0.110%	4/21/21	50,694	50,680
	Caisse d’Amortissement de la Dette Sociale	0.110%	4/27/21	187,000	186,938
	Caisse d’Amortissement de la Dette Sociale	0.152%	5/3/21	250,000	249,903
	Caisse Des Depots ET Consignations	0.100%	4/21/21	250,000	249,952
	Caisse Des Depots ET Consignations	0.110%	4/26/21	125,000	124,974
	Caisse Des Depots ET Consignations	0.110%	4/27/21	150,000	149,968
[4,5]	Canadian Imperial Bank	0.071%	3/1/21	156,000	155,999
[4,5]	Commonwealth Bank of Australia	0.120%	3/1/21	100,000	99,998
	Corpoerative Centrale	0.071%	3/1/21	1,200,000	1,199,989
	Credit Agricole Corporate & Investment Bank	0.061%	3/1/21	266,000	265,997
[4,5]	Deutsche Bank AG	0.136%	6/2/21	200,000	199,928
[4,5]	Lloyds Bank plc	0.152%	5/18/21	100,000	99,959
	Lloyds Bank plc	0.152%	6/2/21	300,000	299,853
[4,5]	National Bank of Australia	0.142%	5/17/21	250,000	249,914
[4,5]	National Bank of Australia	0.142%	5/18/21	67,700	67,676
[4,5]	National Bank of Australia	0.142%	5/19/21	154,410	154,355
[4,5]	National Bank of Australia	0.140%	5/20/21	100,000	99,964
[4,5]	National Bank of Australia	0.142%	6/2/21	102,000	101,956
[4,5]	Nederlandse Waterschapsbank NV	0.135%	3/2/21	150,000	149,998
[4,5]	Nederlandse Waterschapsbank NV	0.147%	3/10/21	125,000	124,994
[4,5]	Nederlandse Waterschapsbank NV	0.148%	3/11/21	125,000	124,994
[4,5]	Nederlandse Waterschapsbank NV	0.155%	3/18/21	150,000	149,989
[4,5]	Nederlandse Waterschapsbank NV	0.153%	3/19/21	194,141	194,125
[4,5]	Nederlandse Waterschapsbank NV	0.155%	3/22/21	25,000	24,998
[4,5]	Nederlandse Waterschapsbank NV	0.153%	3/23/21	150,000	149,986
[4,5]	Nederlandse Waterschapsbank NV	0.150%	4/12/21	121,800	121,778
[4,5]	Nordea Bank Abp	0.142%	5/17/21	78,500	78,472
[4,5]	Nordea Bank Abp	0.142%	5/18/21	65,000	64,977
[4,5]	NRW Bank	0.071%	3/5/21	350,000	349,992
[4,5]	NRW Bank	0.081%	3/8/21	350,000	349,989
[4,5]	NRW Bank	0.110%	3/18/21	125,000	124,992
[4,5]	NRW Bank	0.110%	3/19/21	200,000	199,986
[4,5]	NRW Bank	0.100%	3/25/21	300,000	299,971
[4,5]	NRW Bank	0.090%	3/29/21	350,000	349,961
[4,5]	NRW Bank	0.120%	4/15/21	250,000	249,953
[4,5]	NRW Bank	0.120%	4/19/21	250,000	249,949
[4,5]	NRW Bank	0.110%	4/22/21	250,000	249,945

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	NRW Bank	0.142%	5/14/21	195,000	194,935
[4,5]	NRW Bank	0.137%	5/19/21	174,000	173,937
[4,5]	NRW Bank	0.133%	5/25/21	150,000	149,940
	Santander UK plc	0.162%	6/1/21	174,380	174,294
[4,5]	Toronto Dominion Bank	0.081%	3/4/21	500,000	499,985
[4,5]	Toronto-Dominion Bank	0.081%	3/1/21	500,000	499,992
[4,5]	Westpac Banking Corp.	0.140%	5/17/21	300,000	299,880
[4,5]	Westpac Banking Corp.	0.142%	5/18/21	200,000	199,919
[4,5]	Westpac Banking Corp.	0.142%	5/24/21	35,000	34,982
[4,5]	Westpac Banking Corp.	0.142%	5/25/21	138,250	138,179
	CDP Financial Inc.	0.070%	3/4/21	100,000	99,998
	CDP Financial Inc.	0.070%	3/5/21	100,000	99,997
	CDP Financial Inc.	0.080%	3/11/21	50,000	49,997
	CDP Financial Inc.	0.100%	4/6/21	40,000	39,994
	CDP Financial Inc.	0.100%	4/12/21	100,000	99,981
[4,5]	State of Netherlands	0.091%	3/1/21	250,000	249,998
[4,5]	State of Netherlands	0.081%	3/3/21	425,000	424,992
Total Commercial Paper (Cost $16,339,376)					16,339,002
Taxable Municipal Bonds (0.1%)
[6]	Greene County Development Authority Industrial Revenue VRDO	0.090%	3/5/21	10,000	10,000
[4,6]	Los Angeles CA Department of Water & Power Water Revenue TOB VRDO	0.210%	3/5/21	16,000	16,000
[4,6]	Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	0.210%	3/5/21	16,000	16,000
[4,6]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	0.210%	3/5/21	16,000	16,000
Total Taxable Municipal Bonds (Cost $58,000)					58,000
Total Investments (101.9%) (Cost $104,464,717)					104,471,346
Other Assets and Liabilities—Net (-1.9%)					(1,964,410)
Net Assets (100%)					102,506,936
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $11,644,684,000, representing 11.4% of net assets.
5	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At February 28, 2021, the aggregate value of these securities was $11,596,684,000, representing 11.3% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3M—3-month.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $104,464,717)	104,471,346
Cash	4
Receivables for Accrued Income	5,152
Total Assets	104,476,502
Liabilities
Payables for Investment Securities Purchased	1,969,331
Payables to Vanguard	235
Total Liabilities	1,969,566
Net Assets	102,506,936
At February 28, 2021, net assets consisted of:

Paid-in Capital	102,498,192
Total Distributable Earnings (Loss)	8,744
Net Assets	102,506,936

Net Assets
Applicable to 1,025,075,632 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	102,506,936
Net Asset Value Per Share	$100.00

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest	57,021
Total Income	57,021
Expenses
The Vanguard Group—Note B
Management and Administrative	2,415
Total Expenses	2,415
Net Investment Income	54,606
Realized Net Gain (Loss) on Investment Securities Sold	374
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(70)
Net Increase (Decrease) in Net Assets Resulting from Operations	54,910

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,606	777,970
Realized Net Gain (Loss)	374	547
Change in Unrealized Appreciation (Depreciation)	(70)	2,538
Net Increase (Decrease) in Net Assets Resulting from Operations	54,910	781,055
Distributions
Total Distributions	(54,606)	(777,904)
Capital Share Transactions
Issued	447,526,669	814,308,151
Issued in Lieu of Cash Distributions	54,589	777,895
Redeemed	(438,700,449)	(780,683,790)
Net Increase (Decrease) from Capital Share Transactions	8,880,809	34,402,256
Total Increase (Decrease)	8,881,113	34,405,407
Net Assets
Beginning of Period	93,625,823	59,220,416
End of Period	102,506,936	93,625,823

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016[1]
Net Asset Value, Beginning of Period	$100.00	$100.01	$100.02	$100.02	$100.01	$100.00
Investment Operations
Net Investment Income	.056	1.205	2.440	1.676	.919	.421
Net Realized and Unrealized Gain (Loss) on Investments	—	(.010)	(.010)	—	.010	.010
Total from Investment Operations	.056	1.195	2.430	1.676	.929	.431
Distributions
Dividends from Net Investment Income	(.056)	(1.205)	(2.440)	(1.676)	(.919)	(.421)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.056)	(1.205)	(2.440)	(1.676)	(.919)	(.421)
Net Asset Value, End of Period	$100.00	$100.00	$100.01	$100.02	$100.02	$100.01
Total Return	0.06%	1.20%	2.46%	1.69%	0.93%	0.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$102,507	$93,626	$59,220	$54,936	$52,870	$43,683
Ratio of Total Expenses to Average Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to Average Net Assets	0.11%	1.09%	2.44%	1.68%	0.93%	0.42%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Notes to Financial Statements
Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Market Liquidity Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Market Liquidity Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2021, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	104,464,717
Gross Unrealized Appreciation	7,435
Gross Unrealized Depreciation	(806)
Net Unrealized Appreciation (Depreciation)	6,629
E.	Capital shares issued and redeemed were:

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	Shares (000)	Shares (000)
Issued	4,475,267	8,142,564
Issued in Lieu of Cash Distributions	546	7,779
Redeemed	(4,387,005)	(7,806,212)
Net Increase (Decrease) in Shares Outstanding	88,808	344,131
F.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund
Fund Allocation (% of investments)
As of February 28, 2021
New York	18.3%
Texas	11.8
California	7.8
Pennsylvania	4.6
Massachusetts	4.3
Ohio	4.2
Florida	4.0
Illinois	4.0
Indiana	3.2
Missouri	3.1
North Carolina	2.9
Multiple States	2.8
Colorado	2.3
Maryland	2.1
Utah	2.1
Mississippi	2.1
Wisconsin	2.0
District of Columbia	1.9
Nevada	1.7
Connecticut	1.6
Louisiana	1.4
Washington	1.3
Tennessee	1.3
Minnesota	1.0
Other	8.2

Municipal Cash Management Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.8%)
Alaska (0.9%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	3/4/21	5,855	5,855
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	3/4/21	22,790	22,790
	Valdez AK Industrial Revenue (Exxon Pipeline Co. Project) VRDO	0.020%	3/1/21	14,100	14,100
	Valdez AK Industrial Revenue VRDO	0.020%	3/1/21	10,740	10,740
					53,485
Arizona (0.5%)
[1]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	18,850	18,850
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	3,185	3,185
[1,2]	Scottsdale AZ Municipal Property Corp. Miscellaneous Taxes Revenue TOB VRDO	0.130%	3/4/21	7,350	7,350
					29,385
California (7.7%)
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.060%	3/4/21	8,000	8,000
	California GO	0.100%	5/18/21	25,000	25,000
[1]	California GO VRDO	0.010%	3/1/21	14,815	14,815
[1]	California GO VRDO	0.010%	3/1/21	6,275	6,275
[1]	California GO VRDO	0.010%	3/1/21	9,280	9,280
[1]	California GO VRDO	0.010%	3/1/21	15,000	15,000
[1]	California GO VRDO	0.010%	3/1/21	8,700	8,700
[1]	California GO VRDO	0.020%	3/3/21	18,190	18,190
[1]	California GO VRDO	0.010%	3/5/21	6,650	6,650
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	3,255	3,255
	East Bay CA Municipal Utility District	0.080%	4/6/21	13,760	13,760
	Eastern Municipal Water District Water Revenue VRDO	0.020%	3/1/21	15,355	15,355
	Los Angeles CA General Fund Revenue TRAN	4.000%	6/24/21	20,000	20,244
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.150%	3/9/21	8,300	8,301
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.150%	3/9/21	2,750	2,750
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.080%	3/16/21	5,000	5,000
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	3/5/21	21,500	21,500

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	3/5/21	62,000	62,000
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	3/1/21	8,000	8,000
	Los Angeles Department of Water Revenue VRDO	0.010%	3/1/21	6,400	6,400
	Los Angeles Department of Water Revenue VRDO	0.010%	3/1/21	16,000	16,000
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	3/1/21	9,200	9,200
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	3/1/21	3,200	3,200
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.060%	3/4/21	34,000	34,000
[1]	Riverside CA Electric Revenue VRDO	0.010%	3/5/21	100	100
[1]	Riverside County CA COP VRDO	0.010%	3/5/21	1,775	1,775
	San Diego County CA Water Authority	0.080%	4/8/21	25,000	25,000
[1]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.060%	3/5/21	28,530	28,530
	University of California College & University Revenue VRDO	0.010%	3/1/21	17,200	17,200
	University of California Regents Medical Center Pooled	0.060%	3/16/21	34,000	34,000
	University of California Regents Medical Center Pooled	0.090%	4/22/21	20,000	20,000
	University of California Revenue	0.100%	3/10/21	8,500	8,500
					475,980
Colorado (2.3%)
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.060%	3/4/21	12,990	12,990
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.030%	3/3/21	13,200	13,200
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.030%	3/3/21	3,770	3,770
[1]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.080%	3/3/21	4,440	4,440
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.020%	3/4/21	4,805	4,805
	Denver CO City & County COP VRDO	0.010%	3/1/21	16,805	16,805
	Denver CO City & County COP VRDO	0.010%	3/1/21	13,155	13,155
	Denver CO City & County COP VRDO	0.010%	3/1/21	21,155	21,155
[1]	Holland Creek Metropolitan District Water Revenue VRDO	0.020%	3/5/21	5,010	5,010
	University of Colorado College & University Revenue VRDO	0.010%	3/1/21	20,600	20,600
[1,2]	University of Colorado College & University Revenue VRDO	0.050%	3/4/21	8,000	8,000
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/3/21	4,670	4,670
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/3/21	12,370	12,370
					140,970
Connecticut (1.6%)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	3/4/21	30,000	30,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	3/5/21	16,000	16,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	3/5/21	20,190	20,190
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.030%	3/5/21	18,095	18,095

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.030%	3/5/21	16,670	16,670
					100,955
District of Columbia (1.9%)
[1]	District of Columbia College & University Revenue VRDO	0.020%	3/4/21	7,090	7,090
[1]	District of Columbia College & University Revenue VRDO	0.020%	3/4/21	19,105	19,105
[1]	District of Columbia College & University Revenue VRDO	0.020%	3/5/21	5,655	5,655
[1]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	6,045	6,045
[1]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/5/21	1,615	1,615
[1]	District of Columbia Miscellaneous Revenue VRDO	0.040%	3/4/21	4,500	4,500
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.040%	3/1/21	9,680	9,680
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.050%	3/4/21	2,550	2,550
[1,2,3]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.060%	3/4/21	3,745	3,745
	District of Columbia Water & Sewer Authority Public Utility Water Revenue VRDO	0.030%	3/4/21	17,100	17,100
[1,2,3]	District of Columbia Water & Sewer Authority Water Revenue VRDO	0.050%	3/4/21	12,400	12,400
[1]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.020%	3/1/21	18,135	18,135
[1]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.020%	3/4/21	7,650	7,650
					115,270
Florida (4.0%)
[1,2]	Clearwater FL Water & Sewer Water Revenue TOB VRDO	0.050%	3/1/21	6,900	6,900
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.050%	3/1/21	11,295	11,295
[1,2]	Gainesville FL Utilities System Electric Power & Light Revenue TOB VRDO	0.060%	3/1/21	2,190	2,190
[1]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.010%	3/1/21	36,605	36,605
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.150%	3/4/21	5,000	5,000
[1,2]	Hillsborough County FL Aviation Authority Port, Airport & Marina Revenue (Tampa International Airport) TOB VRDO	0.050%	3/4/21	8,000	8,000
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/1/21	22,765	22,765
[1,2]	Miami Beach FL Water & Sewer Water Revenue TOB VRDO	0.060%	3/4/21	3,640	3,640
[1]	Miami-Dade County FL Recreational Revenue VRDO	0.040%	3/4/21	17,685	17,685
[1,4]	Miami-Dade County FL Special Obligation Miscellaneous Revenue VRDO	0.030%	3/3/21	3,295	3,295
[1,2]	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.060%	3/4/21	15,600	15,600
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue VRDO	0.030%	3/4/21	16,700	16,700
[1,2]	Orange County FL School Board COP TOB VRDO	0.100%	3/4/21	7,500	7,500
[1,2]	Orange County FL School Board COP TOB VRDO	0.100%	3/4/21	3,750	3,750
[1,2]	Orange County FL School Board Revenue TOB VRDO	0.040%	3/1/21	11,305	11,305
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/5/21	2,305	2,305
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/5/21	3,005	3,005
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/5/21	4,900	4,900

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.060%	3/5/21	43,430	43,430
[1]	Sunshine State Governmental Financing Commission Miscellaneous Revenue (Miami Dade County Program) VRDO	0.040%	3/4/21	12,100	12,100
[1,2]	Volusia County FL Hospital Revenue TOB VRDO	0.040%	3/1/21	8,600	8,600
					246,570
Georgia (0.3%)
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.060%	3/4/21	8,015	8,015
[1]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue RAN VRDO	0.030%	3/4/21	7,100	7,100
[1,2]	Private Colleges & University Authority of Georgia College & University Revenue (Emory University) TOB VRDO	0.040%	3/1/21	6,095	6,095
					21,210
Idaho (0.5%)
[1]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	33,225	33,225
Illinois (4.0%)
[1]	Aurora IL College & University Revenue VRDO	0.040%	3/5/21	5,000	5,000
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	0.060%	3/4/21	3,640	3,640
[1]	Cook County IL Miscellaneous Revenue VRDO	0.030%	3/5/21	2,006	2,006
	Illinois Educational Facilities Authority Lease Revenue VRDO	0.030%	3/5/21	6,300	6,300
[1]	Illinois Finance Authority College & University Revenue VRDO	0.010%	3/1/21	17,760	17,760
	Illinois Finance Authority College & University Revenue VRDO	0.010%	3/3/21	38,875	38,875
	Illinois Finance Authority College & University Revenue VRDO	0.030%	3/4/21	16,217	16,217
	Illinois Finance Authority College & University Revenue VRDO	0.030%	3/5/21	11,899	11,899
[1]	Illinois Finance Authority College & University Revenue VRDO	0.030%	3/5/21	4,625	4,625
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	14,315	14,315
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	9,800	9,800
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	27,215	27,215
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	8,350	8,350
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	3/3/21	2,050	2,050
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/4/21	3,295	3,295
[1]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	0.030%	3/3/21	15,000	15,000
[1]	Illinois Finance Authority Revenue VRDO	0.030%	3/4/21	28,300	28,300
[1,2]	Northwestern Memorial Healthcare Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	3/4/21	13,100	13,100
[1]	University of Illinois College & University Revenue VRDO	0.020%	3/5/21	15,600	15,600
					243,347
Indiana (3.2%)
[1]	Indiana Finance Authority College & University Revenue VRDO	0.010%	3/4/21	37,260	37,260
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	14,740	14,740
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/3/21	29,800	29,800
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/3/21	12,000	12,000
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/4/21	28,350	28,350

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Indiana Finance Authority Industrial Revenue VRDO	0.080%	3/5/21	8,340	8,340
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/3/21	11,720	11,720
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/3/21	2,075	2,075
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue VRDO	0.010%	3/1/21	51,070	51,070
					195,355
Iowa (0.2%)
[1]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/3/21	3,095	3,095
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.030%	3/4/21	6,670	6,670
					9,765
Kansas (0.2%)
[1,2]	Johnson County KS Water District Water Revenue TOB VRDO	0.040%	3/1/21	12,415	12,415
Louisiana (1.4%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.020%	3/1/21	52,100	52,100
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.020%	3/1/21	8,460	8,460
	East Baton Rouge Parish Industrial Revenue (Exxon Project) VRDO	0.020%	3/1/21	11,595	11,595
[1,2]	East Baton Rouge Parish LA Sewer Commission Sewer Revenue TOB VRDO	0.060%	3/4/21	8,000	8,000
[1]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/3/21	7,230	7,230
					87,385
Maryland (2.1%)
[1,2]	Baltimore MD Project Sewer Revenue TOB VRDO	0.060%	3/4/21	5,000	5,000
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	0.030%	3/3/21	25,920	25,920
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.020%	3/4/21	18,515	18,515
	Montgomery County MD	0.080%	5/5/21	31,000	31,000
	Montgomery County MD	0.090%	5/5/21	22,500	22,500
[1,2]	University of Maryland Auxiliary Facility & Tuition College & University Revenue TOB VRDO	0.040%	3/1/21	6,680	6,680
	Washington Suburban Sanitary Commission Water Revenue BAN VRDO	0.030%	3/5/21	13,920	13,920
	Washington Suburban Sanitary Commission Water Revenue VRDO	0.020%	3/3/21	3,000	3,000
					126,535
Massachusetts (4.3%)
[1,2]	Billerica MA GO TOB VRDO	0.040%	3/1/21	4,380	4,380
	Commonwealth of Massachusetts GO	2.000%	4/21/21	25,000	25,065
	Commonwealth of Massachusetts GO VRDO	0.030%	3/4/21	44,475	44,475
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.020%	3/3/21	23,720	23,720
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.020%	3/5/21	11,740	11,740
[1,3,5]	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.050%	3/5/21	9,900	9,900
[1]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.010%	3/1/21	12,600	12,600
[1,2]	Massachusetts GO TOB VRDO	0.040%	3/4/21	6,000	6,000

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	3/1/21	7,400	7,400
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	3/1/21	8,065	8,065
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	3/4/21	25,160	25,160
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.010%	3/1/21	37,250	37,250
	University of Massachusetts Building Authority College & University Revenue VRDO	0.030%	3/3/21	48,795	48,795
					264,550
Michigan (0.7%)
[1]	Green Lake Township Economic Development Corp. Miscellaneous Revenue (Interlochen Center Project) VRDO	0.010%	3/1/21	13,000	13,000
[1,6]	L'Anse Creuse Public Schools GO VRDO	0.030%	3/4/21	7,650	7,650
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	3/5/21	4,070	4,070
	University of Michigan College & University Revenue VRDO	0.010%	3/1/21	6,715	6,715
	University of Michigan College & University Revenue VRDO	0.010%	3/5/21	14,130	14,130
					45,565
Minnesota (1.0%)
	Hennepin County MN GO VRDO	0.030%	3/4/21	4,080	4,080
[1]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	12,330	12,330
[1]	Minneapolis MN/St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	2,965	2,965
[1]	Minneapolis MN/St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	2,425	2,425
[1]	Minneapolis MN/St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/4/21	10,200	10,200
	University of Minnesota	0.160%	3/3/21	18,600	18,600
	University of Minnesota	0.080%	5/12/21	12,000	12,000
					62,600
Mississippi (2.0%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.020%	3/1/21	49,240	49,240
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.020%	3/1/21	20,150	20,150
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	3/1/21	16,865	16,865
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	3/1/21	11,900	11,900
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	3/1/21	27,450	27,450
					125,605
Missouri (3.1%)
	Health & Educational Facilities Authority of the State of Missouri College & University Revenue VRDO	0.010%	3/1/21	8,400	8,400
	Missouri Development Finance Board Miscellaneous Revenue VRDO	0.010%	3/1/21	44,055	44,055
	Missouri Development Finance Board Recreational Revenue VRDO Recreational Revenue VRDO	0.010%	3/1/21	22,850	22,850
[1]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	3/1/21	16,100	16,100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/1/21	24,875	24,875
[1]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/1/21	14,000	14,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/3/21	26,800	26,800

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/4/21	15,500	15,500
	University of Missouri College & University Revenue VRDO	0.010%	3/4/21	18,900	18,900
					191,480
Multiple States (2.8%)
[1,2,7]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	0.050%	3/4/21	9,700	9,700
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.080%	3/4/21	30,000	30,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.090%	3/4/21	50,000	50,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund PUT VRDP	0.090%	3/4/21	71,000	71,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.090%	3/4/21	10,000	10,000
					170,700
Nebraska (0.5%)
[1]	Lancaster County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	13,450	13,450
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	3/3/21	19,600	19,600
					33,050
Nevada (1.7%)
[1]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.030%	3/3/21	15,690	15,690
[1]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.030%	3/5/21	8,390	8,390
[1]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.030%	3/5/21	24,045	24,045
[1]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	0.100%	3/5/21	13,900	13,900
[1,2]	Clark County NV GO TOB VRDO	0.040%	3/1/21	7,575	7,575
[1,2]	Las Vegas NV Convention & Visitors Authority Revenue (Clark County) GO TOB VRDO	0.060%	3/4/21	1,400	1,400
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.060%	3/4/21	16,440	16,440
[1,2]	Nevada Highway Improvement Fuel Sales Tax Revenue TOB VRDO	0.050%	3/1/21	15,935	15,935
					103,375
New Hampshire (0.1%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.020%	3/1/21	5,660	5,660
New Jersey (0.7%)
[1,2]	New Jersey Economic Development Authority Lease Revenue TOB VRDO	0.060%	3/4/21	7,500	7,500
[1]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/4/21	10,000	10,000
[1,2]	New Jersey Housing & Mortgage Finance Agency Single Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.060%	3/4/21	4,780	4,780
[1,2]	New Jersey Housing & Mortgage Finance Agency Single Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.110%	3/4/21	6,200	6,200
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.070%	3/4/21	7,100	7,100
[1,2]	Rutgers State University New Jersey College & University Revenue TOB VRDO	0.060%	3/4/21	3,780	3,780
[1,2]	Rutgers State University New Jersey College & University Revenue TOB VRDO	0.060%	3/5/21	4,200	4,200
[1,2]	Union County NJ Improvement Authority Lease Revenue TOB VRDO	0.070%	3/5/21	1,600	1,600
					45,160

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Mexico (0.4%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	11,520	11,520
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	15,510	15,510
					27,030
New York (18.3%)
[1]	Geneva Industrial Development Agency College & University Revenue VRDO	0.050%	3/4/21	2,115	2,115
[1]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	0.030%	3/1/21	37,200	37,200
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.010%	3/1/21	21,815	21,815
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	3/4/21	10,410	10,410
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.050%	3/4/21	19,340	19,340
[1]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/5/21	10,490	10,490
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	3/3/21	2,625	2,625
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	3/3/21	30,000	30,000
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	3/3/21	11,300	11,300
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	3/4/21	42,900	42,900
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	3/5/21	13,000	13,000
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	3/5/21	16,300	16,300
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	3/5/21	7,855	7,855
[1,2]	New York City NY GO TOB VRDO	0.060%	3/5/21	9,330	9,330
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.040%	3/1/21	29,930	29,930
[1,2]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.060%	3/4/21	9,335	9,335
[1,2]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.060%	3/4/21	3,335	3,335
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.070%	3/4/21	12,895	12,895
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	3/1/21	17,065	17,065
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	3/1/21	35,660	35,660
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	3/1/21	3,010	3,010
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	3/1/21	6,250	6,250
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	3/1/21	4,600	4,600
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.010%	3/1/21	2,700	2,700
[1]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	0.030%	3/5/21	5,400	5,400
	New York City Water & Sewer System Sewer Revenue VRDO	0.020%	3/1/21	11,795	11,795
	New York City Water & Sewer System Water Revenue VRDO	0.010%	3/1/21	18,630	18,630
	New York City Water & Sewer System Water Revenue VRDO	0.010%	3/1/21	2,135	2,135
	New York City Water & Sewer System Water Revenue VRDO	0.020%	3/1/21	7,700	7,700

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Water & Sewer System Water Revenue VRDO	0.020%	3/1/21	32,900	32,900
	New York City Water & Sewer System Water Revenue VRDO	0.020%	3/1/21	8,600	8,600
	New York City Water & Sewer System Water Revenue VRDO	0.030%	3/1/21	16,025	16,025
	New York City Water & Sewer System Water Revenue VRDO	0.050%	3/4/21	17,900	17,900
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.020%	3/3/21	22,685	22,685
[1]	New York NY GO VRDO	0.010%	3/1/21	7,300	7,300
	New York NY GO VRDO	0.010%	3/1/21	8,505	8,505
	New York NY GO VRDO	0.010%	3/1/21	20,055	20,055
	New York NY GO VRDO	0.020%	3/1/21	5,300	5,300
[1]	New York NY GO VRDO	0.020%	3/1/21	49,375	49,375
	New York NY GO VRDO	0.030%	3/1/21	27,805	27,805
[1]	New York NY GO VRDO	0.030%	3/1/21	15,795	15,795
[1]	New York NY GO VRDO	0.050%	3/4/21	7,025	7,025
[1]	New York NY GO VRDO	0.050%	3/5/21	4,000	4,000
[1]	New York State Dormitory Authority Appropriations Revenue VRDO	0.030%	3/5/21	4,395	4,395
[1]	New York State Dormitory Authority College & University Revenue VRDO	0.030%	3/4/21	9,780	9,780
	New York State Dormitory Authority College & University Revenue VRDO	0.010%	3/5/21	1,100	1,100
[1]	New York State Dormitory Authority College & University Revenue VRDO	0.030%	3/5/21	4,610	4,610
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/31/21	10,000	10,041
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.060%	3/4/21	18,065	18,065
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.060%	3/5/21	11,200	11,200
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.060%	3/4/21	18,120	18,120
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.060%	3/4/21	7,500	7,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.060%	3/4/21	15,345	15,345
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.060%	3/4/21	10,300	10,300
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.060%	3/4/21	11,250	11,250
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.010%	3/1/21	51,735	51,735
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.010%	3/1/21	4,000	4,000
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	3/3/21	48,700	48,700
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	3/3/21	65,845	65,845
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	3/3/21	10,005	10,005
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	3/3/21	7,500	7,500
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	3/5/21	8,050	8,050
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	3/4/21	11,500	11,500
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.060%	3/4/21	8,290	8,290
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.030%	3/4/21	6,275	6,275

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.080%	3/4/21	50,400	50,400
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.080%	3/4/21	16,700	16,700
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.080%	3/4/21	10,000	10,000
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.010%	3/1/21	6,925	6,925
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.020%	3/1/21	33,460	33,460
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.020%	3/1/21	475	475
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.060%	3/4/21	13,985	13,985
					1,123,941
North Carolina (2.9%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	22,355	22,355
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	18,525	18,525
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	22,485	22,485
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/4/21	6,400	6,400
[1]	Durham County Industrial Facilities & Pollution Control Financing Authority College & University Revenue VRDO	0.060%	3/5/21	15,590	15,590
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.060%	3/4/21	44,755	44,755
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	1,300	1,300
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/5/21	35,975	35,975
[1,2]	North Carolina Miscellaneous Revenue TOB VRDO	0.050%	3/4/21	8,000	8,000
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/4/21	5,300	5,300
					180,685
Ohio (4.2%)
[1]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/4/21	4,945	4,945
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.040%	3/4/21	11,700	11,700
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.040%	3/4/21	4,150	4,150
[1]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	0.030%	3/4/21	660	660
[1]	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	0.030%	3/5/21	11,430	11,430
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/3/21	13,350	13,350
[1]	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/4/21	545	545
[1]	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/5/21	7,300	7,300
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/4/21	9,135	9,135
[1]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.040%	3/5/21	7,320	7,320
	Ohio GO VRDO	0.020%	3/3/21	5,965	5,965
[1]	Ohio GO VRDO	0.030%	3/3/21	1,335	1,335
	Ohio GO VRDO	0.030%	3/5/21	5,735	5,735

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	39,120	39,120
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/3/21	16,550	16,550
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	8,825	8,825
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/1/21	12,840	12,840
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/3/21	15,400	15,400
	Ohio State University College & University Revenue VRDO	0.020%	3/3/21	3,885	3,885
	Ohio State University College & University Revenue VRDO	0.020%	3/3/21	12,655	12,655
	Ohio State University College & University Revenue VRDO	0.020%	3/3/21	14,075	14,075
	Ohio State University College & University Revenue VRDO	0.020%	3/3/21	8,825	8,825
	Ohio State University College & University Revenue VRDO	0.020%	3/3/21	11,575	11,575
	Ohio State University College & University Revenue VRDO	0.010%	3/5/21	31,135	31,135
					258,455
Oregon (0.3%)
[1]	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/3/21	4,285	4,285
	Oregon GO VRDO	0.010%	3/1/21	6,100	6,100
	Oregon GO VRDO	0.010%	3/1/21	3,500	3,500
	Oregon GO VRDO	0.010%	3/1/21	3,400	3,400
					17,285
Pennsylvania (4.6%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	0.010%	3/1/21	34,370	34,370
[1]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	3/5/21	28,105	28,105
[1,2]	Allegheny County PA Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	3/1/21	32,545	32,545
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/4/21	7,840	7,840
[1,2,3]	Bucks County Water & Sewer Authority Water Revenue TOB VRDO	0.130%	3/4/21	5,335	5,335
	Butler County General Authority Miscellaneous Revenue VRDO	0.050%	3/4/21	5,815	5,815
[1]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	3/4/21	4,510	4,510
	Butler County PA General Authority Miscellaneous Revenue VRDO	0.050%	3/5/21	5,490	5,490
[1]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	0.030%	3/5/21	26,235	26,235
[1]	Emmaus General Authority Miscellaneous Revenue VRDO	0.020%	3/5/21	3,100	3,100
[1]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	0.040%	3/5/21	8,240	8,240
[1]	Pennsylvania Economic Development Financing Authority Private Schools Revenue VRDO	0.070%	3/5/21	1,000	1,000
[1,2]	Pennsylvania GO TOB VRDO	0.060%	3/4/21	16,085	16,085
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	0.060%	3/4/21	6,665	6,665
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	3/5/21	6,945	6,945
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.060%	3/4/21	5,000	5,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	3/5/21	4,900	4,900
	Pennsylvania Infrastructure	0.110%	5/4/21	10,000	10,000
[1]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.030%	3/4/21	1,400	1,400
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.040%	3/1/21	11,600	11,600

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	0.030%	3/4/21	6,035	6,035
[1]	Philadelphia Authority for Industrial Development Miscellaneous Revenue VRDO	0.040%	3/5/21	7,165	7,165
[1]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.030%	3/5/21	7,200	7,200
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	9,705	9,705
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	5,300	5,300
[1]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	3/4/21	19,500	19,500
					280,085
Rhode Island (0.7%)
[1]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.030%	3/3/21	3,820	3,820
[1]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.030%	3/3/21	10,925	10,925
[1]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.030%	3/5/21	25,750	25,750
					40,495
South Carolina (0.8%)
[1,2]	McLeod Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	3/4/21	3,000	3,000
[1]	South Carolina Jobs-Economic Development Authority Private Schools Revenue VRDO	0.030%	3/4/21	6,100	6,100
[1]	South Carolina Public Service Authority Electric Power & Light Revenue VRDO	0.080%	3/3/21	39,445	39,445
					48,545
South Dakota (0.1%)
[2]	South Dakota Housing Development Authority Revenue VRDO	0.020%	3/5/21	8,300	8,300
Tennessee (1.3%)
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.020%	3/1/21	2,275	2,275
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.020%	3/1/21	8,775	8,775
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.020%	3/1/21	7,585	7,585
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.030%	3/5/21	7,775	7,775
[1,2]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	0.040%	3/1/21	890	890
[1]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.020%	3/1/21	16,130	16,130
[1]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.020%	3/1/21	4,690	4,690
	Public Building Authority of Blount County Tennessee Lease Revenue VRDO	0.020%	3/1/21	18,240	18,240
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.060%	3/4/21	4,050	4,050
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.060%	3/4/21	6,935	6,935
					77,345
Texas (11.8%)
	Austin Texas Utility System Revenue	0.180%	6/3/21	5,500	5,501
[1]	Austin TX Hotel Occupancy Tax Revenue VRDO	0.050%	3/5/21	7,250	7,250

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Board of Regents of the University of Texas System College & University Revenue VRDO	0.010%	3/4/21	8,500	8,500
[1,2]	Conroe TX Independent School District GO TOB VRDO	0.050%	3/1/21	22,150	22,150
[1]	Dallas Performing Arts Cultural Facilities Corp. Recreational Revenue (Dallas Center Foundation Project) VRDO	0.030%	3/5/21	200	200
[1,2]	Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.060%	3/4/21	6,620	6,620
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.070%	3/4/21	47,600	47,600
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	0.010%	3/1/21	1,050	1,050
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	151,425	151,425
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/3/21	16,400	16,400
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	22,265	22,265
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	12,400	12,400
[1]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.040%	3/4/21	3,335	3,335
	Houston Texas Utility System Revenue	0.070%	3/1/21	15,000	15,000
	Houston Texas Utility System Revenue	0.070%	3/1/21	20,000	20,000
	Houston Texas Utility System Revenue	0.180%	3/2/21	10,000	10,000
	Houston Texas Utility System Revenue	0.050%	3/3/21	20,000	20,000
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.030%	3/4/21	26,500	26,500
	Houston TX Combined Utility System Revenue	0.100%	3/5/21	20,000	20,000
[1]	Houston TX Combined Utility System Water Revenue VRDO	0.030%	3/4/21	23,735	23,735
[1]	Houston TX Combined Utility System Water Revenue VRDO	0.030%	3/4/21	6,185	6,185
	Permanent University Fund - Texas University System	0.160%	3/4/21	25,000	25,001
[1]	Permanent University Fund - University of Texas System College & University Revenue VRDO	0.010%	3/4/21	15,980	15,980
	Red River Education Finance Corp. College & University Revenue VRDO	0.030%	3/3/21	36,000	36,000
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Healthcare Project) TOB VRDO	0.060%	3/4/21	13,200	13,200
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/1/21	11,300	11,300
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/3/21	8,425	8,425
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/3/21	22,000	22,000
	Texas General Fund Revenue TRAN	4.000%	8/26/21	16,000	16,302
	Texas GO VRDO	0.030%	3/3/21	13,290	13,290
	Texas GO VRDO	0.030%	3/3/21	11,265	11,265
[1]	Texas GO VRDO	0.060%	3/3/21	7,630	7,630
	Texas GO VRDO	0.030%	3/5/21	8,565	8,565
	Texas GO VRDO	0.040%	3/5/21	2,400	2,400
[1,2]	Texas Transportation Commission GO TOB VRDO	0.050%	3/1/21	19,925	19,925
[1]	University of Texas System College & University Revenue VRDO	0.010%	3/4/21	5,800	5,800
	University of Texas System College & University Revenue VRDO	0.010%	3/4/21	35,455	35,455
	University of Texas University Revenue	0.100%	6/2/21	23,000	23,000
					721,654
Utah (2.1%)
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	47,580	47,580
	Murray UT Revenue VRDO	0.010%	3/1/21	10,315	10,315
	Murray UT Revenue VRDO	0.010%	3/1/21	15,100	15,100

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	40,990	40,990
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	12,200	12,200
					126,185
Virginia (0.4%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/1/21	4,600	4,600
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/3/21	14,235	14,235
[1]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/4/21	5,550	5,550
					24,385
Washington (1.3%)
	King County WA	0.130%	5/19/21	6,500	6,501
	King County WA GO VRDO	0.020%	3/1/21	33,350	33,350
	King County WA GO VRDO	0.040%	3/3/21	12,000	12,000
[1,2]	Seattle WA Water System Water Revenue TOB VRDO	0.040%	3/1/21	3,985	3,985
[1,2]	Washington GO TOB VRDO	0.060%	3/4/21	8,865	8,865
[1,2]	Washington GO TOB VRDO	0.060%	3/4/21	9,400	9,400
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.030%	3/5/21	5,195	5,195
					79,296
West Virginia (0.3%)
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	3/3/21	4,670	4,670
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	3/4/21	12,635	12,635
					17,305
Wisconsin (2.0%)
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	14,300	14,300
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/1/21	40,930	40,930
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	3/1/21	32,260	32,260
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	3/4/21	5,125	5,125
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.030%	3/4/21	7,750	7,750
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.030%	3/4/21	2,205	2,205
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.030%	3/5/21	19,500	19,500
					122,070
Wyoming (0.6%)
	Lincoln County WY Resource Recovery Revenue VRDO	0.020%	3/1/21	11,600	11,600
	Sublette County WY Industrial Revenue (ExxonMobil Project) VRDO	0.020%	3/1/21	17,895	17,895

Municipal Cash Management Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.030%	3/5/21	9,000	9,000
				38,495
Total Tax-Exempt Municipal Bonds (Cost $6,131,125)				6,131,153
Total Investments (99.8%) (Cost $6,131,125)				6,131,153
Other Assets and Liabilities—Net (0.2%)				9,797
Net Assets (100%)				6,140,950
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $1,071,555,000, representing 17.4% of net assets.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
5	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
6	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Assets and Liabilities
As of February 28, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $6,131,125)	6,131,153
Cash	45
Receivables for Investment Securities Sold	122,313
Receivables for Accrued Income	1,694
Total Assets	6,255,205
Liabilities
Payables for Investment Securities Purchased	114,226
Payables to Vanguard	29
Total Liabilities	114,255
Net Assets	6,140,950
At February 28, 2021, net assets consisted of:

Paid-in Capital	6,140,808
Total Distributable Earnings (Loss)	142
Net Assets	6,140,950

Net Assets
Applicable to 61,397,860 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,140,950
Net Asset Value Per Share	$100.02

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Operations

Six Months Ended February 28, 2021
($000)
Investment Income
Income
Interest	2,265
Total Income	2,265
Expenses
The Vanguard Group—Note B
Management and Administrative	265
Total Expenses	265
Net Investment Income	2,000
Realized Net Gain (Loss) on Investment Securities Sold	33
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(28)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,005

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,000	29,280
Realized Net Gain (Loss)	33	107
Change in Unrealized Appreciation (Depreciation)	(28)	(83)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,005	29,304
Distributions
Total Distributions	(2,000)	(29,280)
Capital Share Transactions
Issued	5,604,450	10,417,533
Issued in Lieu of Cash Distributions	1,995	29,280
Redeemed	(4,166,079)	(9,035,379)
Net Increase (Decrease) from Capital Share Transactions	1,440,366	1,411,434
Total Increase (Decrease)	1,440,371	1,411,458
Net Assets
Beginning of Period	4,700,579	3,289,121
End of Period	6,140,950	4,700,579

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended February 28, 2021	Year Ended August 31,
		2020	2019	2018	2017	2016[1]
Net Asset Value, Beginning of Period	$100.02	$100.01	$100.01	$100.01	$100.01	$100.00
Investment Operations
Net Investment Income	.039	.933	1.569	1.190	.718	.190
Net Realized and Unrealized Gain (Loss) on Investments	—	.010	—	—	—	.010
Total from Investment Operations	.039	.943	1.569	1.190	.718	.200
Distributions
Dividends from Net Investment Income	(.039)	(.933)	(1.569)	(1.190)	(.718)	(.190)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.039)	(.933)	(1.569)	(1.190)	(.718)	(.190)
Net Asset Value, End of Period	$100.02	$100.02	$100.01	$100.01	$100.01	$100.01
Total Return	0.04%	0.95%	1.58%	1.20%	0.72%	0.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,141	$4,701	$3,289	$1,935	$2,456	$3,110
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	0.08%	0.84%	1.57%	1.18%	0.72%	0.19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Notes to Financial Statements
Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds

Municipal Cash Management Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2021, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

Municipal Cash Management Fund
D.	As of February 28, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,131,125
Gross Unrealized Appreciation	28
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	28
E.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the period ended February 28, 2021, such purchases and sales were $1,241,080,000 and $763,241,000, respectively.
F.	Capital shares issued and redeemed were:

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
	Shares (000)	Shares (000)
Issued	56,033	104,161
Issued in Lieu of Cash Distributions	20	293
Redeemed	(41,652)	(90,344)
Net Increase (Decrease) in Shares Outstanding	14,401	14,110
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in these financial statements.

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
CMT2 042021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 20, 2021

VANGUARD CMT FUNDS

BY: /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: April 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference